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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Key Colony Management, LLC
Address: Two Financial Centre, Suite 100
         10825 Financial Centre Parkway
         Little Rock, Arkansas 72221

Form 13F File Number:   28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alex R. Lieblong
Title: President
Phone: (501) 219-2003

Signature, Place, and Date of Signing:
/S/ Alex R. Lieblong     Little Rock, AR    February 12, 2007

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:None.

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 21

Form 13F Information Table Value Total: $239,755 (thousands)

List of Other Included Managers:        None.

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                          FORM 13F INFORMATION TABLE

                                                                                                            VOTING AUTHORITY
                                                           VALUE    SHARES/   SH/PRN  INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                 TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PUT/CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------                 -------------- ----------- -------- --------- -------- ---------- -------- --------- ------ ----
Advance America Cash Advance..  Common Stock  00739W-10-7 $ 3,538    241,500    SH       Sole               241,500
Americredit Corp..............  Common Stock  03060R-10-1 $23,912    950,000    SH       Sole               950,000
B Wtd Mirant Corp.............  Warrant       60467R-12-6 $ 5,881    418,000    SH       Sole               418,000
Comcast Corp..................  Common Stock  20030N-20-0 $42,718  1,020,000    SH       Sole             1,020,000
Eschelon Telecom Inc..........  Common Stock  296290-10-9 $ 5,681    286,758    SH       Sole               286,758
General Communication Inc.....  Common Stock  369385-10-9 $12,137    771,610    SH       Sole               771,610
Global Crossing Ltd New.......  Common Stock  G3921A-17-5 $ 8,059    328,269    SH       Sole               328,269
Home Bancshares...............  Common Stock  436893-20-0 $ 8,243    342,900    SH       Sole               342,900
Innovative Solutions & Support  Common Stock  45769N-10-5 $ 3,431    201,470    SH       Sole               201,470
Key Energy Services Inc.......  Common Stock  492914-10-6 $ 4,249    271,500    SH       Sole               271,500
Lenox Group Inc...............  Common Stock  526262-10-0 $ 1,920    300,000    SH       Sole               300,000
Level 3 Communications........  Common Stock  52729N-10-0 $22,400  4,000,000    SH       Sole             4,000,000
Lincare Holdings Inc..........  Common Stock  532791-10-0 $15,617    392,000    SH       Sole               392,000
Lodgian Inc...................  Common Stock  54021P-40-3 $39,228  2,884,400    SH       Sole             2,884,400
Mirant Corp...................  Common Stock  60467R-10-0 $ 3,330    105,465    SH       Sole               105,465
Mitsubishi UFJ Finl Group.....  Common Stock  606822-10-4 $ 2,875    230,900    SH       Sole               230,900
Montpelier Re Holdings Ltd....  Common Stock  G62185-10-6 $ 9,943    534,300    SH       Sole               534,300
Sprint Nextel Corp............  Common Stock  852061-10-0 $20,401  1,080,000    SH       Sole             1,080,000
United Panam Financial Co.....  Common Stock  911301-10-9 $   161     11,675    SH       Sole                11,675
Viacell Inc...................  Common Stock  92554J-10-5 $ 2,762    585,179    SH       Sole               585,179
Willis Lease Finance Corp.....  Common Stock  970646-10-5 $ 3,269    316,740    SH       Sole               316,740